Interest in other entities - Summarised statement of financial position for joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Joint venture
Trade and other receivables	$ 314	$ 81
Property, plant and equipment	30	19
Right-of-use-assets	45	81
Total assets	4,656	2,989
Trade and other payables	5,622	1,544
Borrowings	7,134	15,632
Lease liabilities	54	93
Total liabilities	34,071	19,217
Reconciliation to carrying amounts:
Total comprehensive loss	(14,326)	(4,814)
Foreign exchange differences	891	1,379
Vast's share in $	(255)
SiliconAurora
Joint venture
Trade and other receivables	9
Property, plant and equipment	34	40
Right-of-use-assets	1,360	1,454
Total assets	1,403	1,494
Trade and other payables	153	93
Borrowings	477	87
Lease liabilities	1,398	1,446
Total liabilities	2,028	1,626
Net assets	(625)	(132)
Reconciliation to carrying amounts:
Opening net assets	(132)	(1,021)
Total comprehensive loss	(508)	(751)
Debt to equity swap		1,532
Foreign exchange differences	15	108
Closing net assets	$ (625)	$ (132)
Vast's share in %	50.00%	50.00%
Vast's share in $	$ (317)	$ (66)
Goodwill	1,617	1,663
Carrying value of interest in joint venture	$ 1,300	$ 1,597